Shareholder Report, Holdings (Details)	Feb. 28, 2026
Large Capitalization Value Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Large Capitalization Value Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Large Capitalization Value Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Large Capitalization Value Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Large Capitalization Value Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Large Capitalization Value Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Large Capitalization Value Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Large Capitalization Value Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Large Capitalization Value Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class A | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Large Capitalization Value Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Capitalization Value Portfolio Class A | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Capitalization Value Portfolio Class A | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Capitalization Value Portfolio Class A | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Value Portfolio Class A | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Capitalization Value Portfolio Class A | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Capitalization Value Portfolio Class A | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Capitalization Value Portfolio Class A | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Capitalization Value Portfolio Class A | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Capitalization Value Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Large Capitalization Value Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Large Capitalization Value Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Large Capitalization Value Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Large Capitalization Value Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Large Capitalization Value Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Large Capitalization Value Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Large Capitalization Value Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Large Capitalization Value Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class C | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Large Capitalization Value Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Capitalization Value Portfolio Class C | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Capitalization Value Portfolio Class C | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Capitalization Value Portfolio Class C | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Value Portfolio Class C | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Capitalization Value Portfolio Class C | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Capitalization Value Portfolio Class C | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Capitalization Value Portfolio Class C | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Capitalization Value Portfolio Class C | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Capitalization Value Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Large Capitalization Value Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Large Capitalization Value Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Large Capitalization Value Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Large Capitalization Value Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Large Capitalization Value Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Large Capitalization Value Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Large Capitalization Value Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Large Capitalization Value Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class I | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Large Capitalization Value Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Capitalization Value Portfolio Class I | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Capitalization Value Portfolio Class I | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Capitalization Value Portfolio Class I | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Value Portfolio Class I | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Capitalization Value Portfolio Class I | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Capitalization Value Portfolio Class I | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Capitalization Value Portfolio Class I | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Capitalization Value Portfolio Class I | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Capitalization Growth Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Large Capitalization Growth Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Large Capitalization Growth Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
Large Capitalization Growth Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Large Capitalization Growth Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Large Capitalization Growth Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Large Capitalization Growth Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Capitalization Growth Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Capitalization Growth Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Capitalization Growth Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Capitalization Growth Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Capitalization Growth Portfolio Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class A | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class A | Brooking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Large Capitalization Growth Portfolio Class A | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Large Capitalization Growth Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Large Capitalization Growth Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Large Capitalization Growth Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
Large Capitalization Growth Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Large Capitalization Growth Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Large Capitalization Growth Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Large Capitalization Growth Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Capitalization Growth Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Capitalization Growth Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Capitalization Growth Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Capitalization Growth Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Capitalization Growth Portfolio Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class C | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class C | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Large Capitalization Growth Portfolio Class C | Brookings Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Large Capitalization Growth Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Large Capitalization Growth Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Large Capitalization Growth Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
Large Capitalization Growth Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Large Capitalization Growth Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Large Capitalization Growth Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Large Capitalization Growth Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Capitalization Growth Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Capitalization Growth Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Capitalization Growth Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Capitalization Growth Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Capitalization Growth Portfolio Class I | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class I | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capitalization Growth Portfolio Class I | Brooking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Large Capitalization Growth Portfolio Class I | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Mid Capitalization Portfolio - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Mid Capitalization Portfolio - Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Mid Capitalization Portfolio - Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Mid Capitalization Portfolio - Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Mid Capitalization Portfolio - Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Mid Capitalization Portfolio - Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Mid Capitalization Portfolio - Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Mid Capitalization Portfolio - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Mid Capitalization Portfolio - Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Mid Capitalization Portfolio - Class A | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Capitalization Portfolio - Class A | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Capitalization Portfolio - Class A | C M S Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Mid Capitalization Portfolio - Class A | W E C Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Mid Capitalization Portfolio - Class A | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Mid Capitalization Portfolio - Class A | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Mid Capitalization Portfolio - Class A | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Mid Capitalization Portfolio - Class A | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Mid Capitalization Portfolio - Class A | Curtis Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Mid Capitalization Portfolio - Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Mid Capitalization Portfolio - Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Mid Capitalization Portfolio - Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Mid Capitalization Portfolio - Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Mid Capitalization Portfolio - Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Mid Capitalization Portfolio - Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Mid Capitalization Portfolio - Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Mid Capitalization Portfolio - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Mid Capitalization Portfolio - Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Mid Capitalization Portfolio - Class C | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Capitalization Portfolio - Class C | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Capitalization Portfolio - Class C | C M S Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Mid Capitalization Portfolio - Class C | W E C Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Mid Capitalization Portfolio - Class C | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Mid Capitalization Portfolio - Class C | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Mid Capitalization Portfolio - Class C | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Mid Capitalization Portfolio - Class C | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Mid Capitalization Portfolio - Class C | Curtis Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Mid Capitalization Portfolio - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Mid Capitalization Portfolio - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Mid Capitalization Portfolio - Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Mid Capitalization Portfolio - Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Mid Capitalization Portfolio - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Mid Capitalization Portfolio - Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Mid Capitalization Portfolio - Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Mid Capitalization Portfolio - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Mid Capitalization Portfolio - Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Mid Capitalization Portfolio - Class I | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Capitalization Portfolio - Class I | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Capitalization Portfolio - Class I | C M S Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Mid Capitalization Portfolio - Class I | W E C Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Mid Capitalization Portfolio - Class I | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Mid Capitalization Portfolio - Class I | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Mid Capitalization Portfolio - Class I | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Mid Capitalization Portfolio - Class I | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Mid Capitalization Portfolio - Class I | Curtis Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Small Capitalization Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Small Capitalization Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Small Capitalization Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Small Capitalization Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Small Capitalization Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Small Capitalization Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Small Capitalization Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Small Capitalization Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Small Capitalization Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Small Capitalization Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Small Capitalization Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Small Capitalization Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Small Capitalization Portfolio Class A | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class A | Vestis Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Small Capitalization Portfolio Class A | Watts Water Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Small Capitalization Portfolio Class A | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class A | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class A | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Small Capitalization Portfolio Class A | Allient Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Small Capitalization Portfolio Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Small Capitalization Portfolio Class A | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Small Capitalization Portfolio Class C | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class C | Vestis Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Small Capitalization Portfolio Class C | Watts Water Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Small Capitalization Portfolio Class C | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class C | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class C | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Small Capitalization Portfolio Class C | Allient Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Small Capitalization Portfolio Class C | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Small Capitalization Portfolio Class C | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Small Capitalization Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Small Capitalization Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Small Capitalization Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Small Capitalization Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Small Capitalization Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Small Capitalization Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Small Capitalization Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Small Capitalization Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Small Capitalization Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Small Capitalization Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Small Capitalization Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Small Capitalization Portfolio Class I | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class I | Vestis Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Small Capitalization Portfolio Class I | Watts Water Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Small Capitalization Portfolio Class I | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class I | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class I | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Small Capitalization Portfolio Class I | Allient Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Small Capitalization Portfolio Class I | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Small Capitalization Portfolio Class I | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
International Equity Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
International Equity Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
International Equity Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
International Equity Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
International Equity Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
International Equity Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
International Equity Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
International Equity Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
International Equity Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
International Equity Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
International Equity Portfolio Class A | Tiawan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
International Equity Portfolio Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
International Equity Portfolio Class A | S K Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
International Equity Portfolio Class A | Obayashi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
International Equity Portfolio Class A | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
International Equity Portfolio Class A | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class A | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
International Equity Portfolio Class A | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
International Equity Portfolio Class A | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
International Equity Portfolio Class A | G E A Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
International Equity Portfolio Class A | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
International Equity Portfolio Class A | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.06%
International Equity Portfolio Class A | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.36%
International Equity Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
International Equity Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
International Equity Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
International Equity Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
International Equity Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
International Equity Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
International Equity Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
International Equity Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
International Equity Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
International Equity Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
International Equity Portfolio Class C | Tiawan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
International Equity Portfolio Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
International Equity Portfolio Class C | S K Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
International Equity Portfolio Class C | Obayashi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
International Equity Portfolio Class C | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
International Equity Portfolio Class C | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class C | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
International Equity Portfolio Class C | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
International Equity Portfolio Class C | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
International Equity Portfolio Class C | G E A Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
International Equity Portfolio Class C | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
International Equity Portfolio Class C | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.06%
International Equity Portfolio Class C | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.36%
International Equity Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
International Equity Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
International Equity Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
International Equity Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
International Equity Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
International Equity Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
International Equity Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
International Equity Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
International Equity Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
International Equity Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
International Equity Portfolio Class I | Tiawan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
International Equity Portfolio Class I | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
International Equity Portfolio Class I | S K Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
International Equity Portfolio Class I | Obayashi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
International Equity Portfolio Class I | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
International Equity Portfolio Class I | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class I | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
International Equity Portfolio Class I | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
International Equity Portfolio Class I | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
International Equity Portfolio Class I | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
International Equity Portfolio Class I | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.06%
International Equity Portfolio Class I | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.36%
Health & Biotechnology Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Health & Biotechnology Portfolio Class A | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Health & Biotechnology Portfolio Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
Health & Biotechnology Portfolio Class A | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Health & Biotechnology Portfolio Class A | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Health & Biotechnology Portfolio Class A | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	504.00%
Health & Biotechnology Portfolio Class A | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Health & Biotechnology Portfolio Class A | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Health & Biotechnology Portfolio Class A | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Health & Biotechnology Portfolio Class A | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Health & Biotechnology Porfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Porfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Health & Biotechnology Porfolio Class C | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Health & Biotechnology Porfolio Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
Health & Biotechnology Porfolio Class C | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Health & Biotechnology Porfolio Class C | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Health & Biotechnology Porfolio Class C | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	504.00%
Health & Biotechnology Porfolio Class C | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Health & Biotechnology Porfolio Class C | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Health & Biotechnology Porfolio Class C | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Health & Biotechnology Porfolio Class C | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Health & Biotechnology Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Health & Biotechnology Portfolio Class I | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Health & Biotechnology Portfolio Class I | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
Health & Biotechnology Portfolio Class I | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Health & Biotechnology Portfolio Class I | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Health & Biotechnology Portfolio Class I | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	504.00%
Health & Biotechnology Portfolio Class I | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Health & Biotechnology Portfolio Class I | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Health & Biotechnology Portfolio Class I | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Health & Biotechnology Portfolio Class I | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology & Communications Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Technology & Communications Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
Technology & Communications Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Technology & Communications Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Technology & Communications Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Technology & Communications Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Technology & Communications Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Technology & Communications Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Technology & Communications Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Technology & Communications Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology & Communications Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Technology & Communications Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Technology & Communications Portfolio Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Technology & Communications Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Technology & Communications Portfolio Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Technology & Communications Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Technology & Communications Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Technology & Communications Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
Technology & Communications Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Technology & Communications Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Technology & Communications Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Technology & Communications Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Technology & Communications Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Technology & Communications Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Technology & Communications Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Technology & Communications Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology & Communications Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Technology & Communications Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Technology & Communications Portfolio Class C | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Technology & Communications Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Technology & Communications Portfolio Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Technology & Communications Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Technology & Communications Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Technology & Communications Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
Technology & Communications Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Technology & Communications Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Technology & Communications Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Technology & Communications Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Technology & Communications Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Technology & Communications Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Technology & Communications Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Technology & Communications Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology & Communications Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Technology & Communications Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Technology & Communications Portfolio Class I | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Technology & Communications Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Technology & Communications Portfolio Class I | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Technology & Communications Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Investment Quality Bond Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Investment Quality Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investment Quality Bond Portfolio Class A | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Investment Quality Bond Portfolio Class A | Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
Investment Quality Bond Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.98%
Investment Quality Bond Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Investment Quality Bond Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Investment Quality Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investment Quality Bond Portfolio Class C | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Investment Quality Bond Portfolio Class C | Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
Investment Quality Bond Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.98%
Investment Quality Bond Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Investment Quality Bond Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Investment Quality Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investment Quality Bond Portfolio Class I | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Investment Quality Bond Portfolio Class I | Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
Investment Quality Bond Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.98%
Investment Quality Bond Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
U.S. Government Money Market Portfolio Class A | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class A | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class A | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class A | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Moderate Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Moderate Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Moderate Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Moderate Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
Moderate Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Moderate Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Moderate Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Moderate Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Moderate Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Moderate Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Moderate Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderate Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Moderate Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Moderate Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
Moderate Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Moderate Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Moderate Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Moderate Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Moderate Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Moderate Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Moderate Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Moderate Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderate Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Moderate Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Moderate Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Moderate Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Moderate Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Moderate Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Moderate Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Moderate Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
Moderately Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Moderately Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Moderately Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
Moderately Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Moderately Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
Moderately Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Moderately Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Moderately Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Moderately Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%